UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-2556

Merrill Lynch Ready Assets Trust

Address:  P.O. Box 9011
          Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Ready Assets Trust, 800 Scudders Mill Road,
Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/02

Date of reporting period: 01/01/02 - 12/31/02

Item 1 - Is shareholder report attached? - Y

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 -  Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Items 5-6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A.

Item 8--Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for CEO/CFO). Attached hereto.



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Ready Assets Trust

By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Ready Assets Trust

Date: February 24, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Ready Assets Trust

Date: February 24, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer of
       Merrill Lynch Ready Assets Trust

Date: February 24, 2003


<ITEM 1>


(BULL LOGO)
Merrill Lynch Investment Managers


Annual Report
December 31, 2002


Merrill Lynch
Ready Assets
Trust


www.mlim.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.



Merrill Lynch Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust, December 31, 2002


DEAR SHAREHOLDER


For the year ended December 31, 2002, Merrill Lynch Ready Assets
Trust paid shareholders a net annualized dividend of 1.40%.* For the six-month period ended December 31, 2002, the Trust paid shareholders a net annualized dividend of 1.26%.* The Trust's 7-day yield as of December 31, 2002 was .95%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 2002 was 56 days, compared to 58 days at June 30, 2002.


Economic Environment
By December 31, 2002, the U.S. economy appeared to be on track for annual growth of roughly 2.5%, with growth in the fourth quarter of 2002 declining to an estimated 1% from a relatively strong 4% in the third quarter. Most analysts do not expect consumers to continue to support economic growth in 2003 as they had in 2002. Large-scale layoff announcements in the fourth quarter and uncertainty over Iraq led to a decline in consumer confidence. Industry surveys indicated that consumers were still uneasy about the employment situation. These factors contributed to the anemic holiday season, with modest gains in overall sales limited by heavy discounting needed to bring buyers into the stores. The strength in the housing market and mortgage refinancing activity provided household well-being during the six-month period ended December 31, 2002, but there are signs this trend is tapering off as mortgage rates have stopped dropping. After more than two years of retrenchment, corporate balance sheets improved during the six-month period. It remains unclear if this will lead to an increase in capital expenditures unless revenues show signs of growth. However, the combination of low interest rates and proposed fiscal stimulus may yet bring improvement to the economic outlook.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The impact of economic data continued to be muted in light of other events that have brought increased volatility to the markets. The short end of the U.S. Treasury market (two years and under) was subject to a safe-haven trade during the last few months, with U.S. Treasury yields approaching historical lows. The equity and corporate bond markets continued to slide from the disclosure of questionable accounting and business practices. The threat of a U.S. military conflict with Iraq cast a pall on financial markets, with volatility accelerating along with the rhetoric. Increasingly, the decline in the U.S. dollar compared to other major currencies and recent highs in oil and gold prices added another element to the uncertainties facing the markets. We believe that fiscal stimulus will lead to increased borrowing by the U.S. Treasury, and changes in the borrowings mix are likely to produce structural changes to the yield curve. These factors influenced the markets during the fourth quarter of 2002, and we believe are likely to continue, to varying degrees, into the first quarter of 2003.


Portfolio Matters
Our desired portfolio mix and average duration remained relatively unchanged during the six-month period ended December 31, 2002. To target a 50-day - 60-day average life, we favored an overweight position in variable rate notes, and for fixed rate exposure, we preferred callable agency structures. The universe of available first-tier corporate credits declined throughout the year, thus collapsing spreads because of scarcity value. Somewhat surprisingly, spreads on agency issues remained unchanged. We added floating rate agency securities on a one-month London Interbank Offered Rate (LIBOR) less an eight basis point (.08%) equivalent, which represented a similar level to that of first-tier commercial paper. Sufficient exposure in variable rate product should provide adequate protection against imminently higher interest rates and allow us greater flexibility with our fixed rate purchases, as we expect higher interest rates to eventually produce a steeper curve. Amid the flat-to-inverted yield curve environment in the middle part of the year, we became increasingly involved in callable agency paper. With two-year volatility at all-time highs, we believed the premiums we received by selling imbedded call options created valuable investment opportunities, especially given the inversion of the LIBOR curve in the front end. This scenario enabled us to generate yields that were otherwise unavailable for the higher-quality credits, which we were primarily focused on in this extremely credit-sensitive environment. At these volatility levels, callable bonds had superior option-adjusted spreads in addition to their higher coupons.



Merrill Lynch Ready Assets Trust, December 31, 2002


Recently, we have become increasingly cautious of adding any new longer-exposure issues as volatility has declined, quality spreads have collapsed and U.S. Treasury yields have re-tested their lows. Therefore, we no longer see value in callable structures, as their option-adjusted spreads are far less compelling. We remain content to allow our duration target to passively drift lower, awaiting better buying opportunities, which we believe may arise if a resolution with Iraq is reached and/or the possibility of a Republican-led tax stimulus package increases.

The Trust's composition at the end of December and as of our last report to shareholders is detailed below:

                                            12/31/02    6/30/02
                                            --------    -------

Bank Notes                                     1.3%        2.2%
Certificates of Deposit--European              1.0         4.3
Certificates of Deposit--Yankee++              6.0         9.5
Commercial Paper                              31.5        39.7
Corporate Notes                                7.3         6.6
Funding Agreements                             3.6         3.3
Municipal Bonds                                0.7         --
Promissory Notes                               --          1.6
Repurchase Agreements                          5.7         2.0
U.S. Government, Agency & Instrumentality
   Obligations--Discount                       1.2         2.9
U.S. Government, Agency & Instrumentality
   Obligations--Non-Discount                  41.6        28.5
Liabilities in Excess of Other Assets          --         (0.6)
Other Assets Less Liabilities                  0.1         --
                                             =====       ======
Total                                        100.0%      100.0%
                                             ======      ======

++U.S. branches of foreign banks.


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and
Portfolio Manager



January 29, 2003



Merrill Lynch Ready Assets Trust, December 31, 2002


SCHEDULE OF INVESTMENTS                                                     (in Thousands)

                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
Bank Notes--1.3%

National City                    $ 45,000          1.40++%        5/19/2003     $   45,005
Bank--Indiana

National City                      25,000          1.501++        3/05/2003         25,018
Bank--Ohio

Total Bank Notes
(Cost--$70,012)                                                                     70,023


Certificates of Deposit--European--1.0%

HBOS Treasury                      22,000          1.355          2/12/2003         22,000
Services PLC, London

Lloyds TSB Bank                    33,000          2.625          6/05/2003         33,186
PLC, London

Total Certificates of Deposit--European
(Cost--$55,017)                                                                     55,186


Certificates of Deposit--Yankee--6.0%

ABN-AMRO Bank NV,                  22,500          2.595          6/11/2003         22,628
NY

Abbey National                     13,500          2.675          5/23/2003         13,572
Treasury Services
PLC, NY

Canadian Imperial                  22,000          2.615          5/30/2003         22,118
Bank of Commerce,
NY

Dresdner Bank AG,                  44,000          1.37           4/14/2003         44,009
NY

Nordea Bank Finland,               70,000          1.379++        9/09/2003         69,993
NY

Svenska                            30,000          2.50           6/13/2003         30,161
Handelsbanken AB, NY

SwedBank, NY                       55,000          1.35++         6/20/2003         54,992

Toronto-Dominion                   25,000          2.49           7/14/2003         25,158
Bank, NY                           36,000          1.36++         9/26/2003         35,991

Total Certificates of Deposit--Yankee
(Cost--$317,980)                                                                   318,622




                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
Commercial Paper--31.5%
Amsterdam                        $  6,400          1.35 %         1/02/2003     $    6,400
Funding Corp.

Apreco, Inc.                       11,000          1.36           1/21/2003         10,992

Aspen Funding Corp.                25,000          1.37           1/06/2003         24,996

Asset Securitization               22,000          1.33           1/16/2003         21,989
Cooperative Corp.                  42,000          1.35           2/26/2003         41,915

Blue Ridge Asset                   23,000          1.37           1/13/2003         22,990
Funding Corp.                      23,000          1.37           1/14/2003         22,989

Clipper Receivables                32,000          1.33           1/13/2003         31,987
Corp.                              31,500          1.35           1/27/2003         31,470
                                   11,500          1.35           2/11/2003         11,483

Corporate Asset                    30,000          1.35           2/06/2003         29,961
Funding Co., Inc.                  30,000          1.35           2/11/2003         29,955

Delaware Funding                   17,000          1.36           1/09/2003         16,996
Corp.

Dresdner US                        33,500          1.35           3/12/2003         33,413
Finance, Inc.

Edison Asset                       23,000          1.33           3/10/2003         22,942
Securitization,
LLC

Enterprise Funding                 33,000          1.36           1/09/2003         32,991
Corp.                              24,317          1.35           2/06/2003         24,285

Eureka                             15,000          1.33           1/07/2003         14,997
Securitization Inc.                40,000          1.35           1/28/2003         39,961
                                   15,400          1.30           2/19/2003         15,373
                                   24,200          1.30           2/28/2003         24,150

FCAR Owner Trust                   20,000          1.35           1/08/2003         19,996

Falcon Asset                       13,000          1.35           1/17/2003         12,993
Securitization

Forrestal Funding                  28,000          1.36           1/07/2003         27,995
Master Trust

Goldman Sachs                      27,000          1.76++        10/09/2003         26,997
Group, Inc.                        78,000          1.431++       10/10/2003         78,000




Merrill Lynch Ready Assets Trust, December 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                         (in Thousands)

                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
Commercial Paper (continued)

Greyhawk                         $ 33,000          1.33 %         1/15/2003     $   32,984
Funding, LLC                       50,000          1.75           1/16/2003         49,974
                                   30,000          1.35           2/20/2003         29,946

HBOS Treasury                      36,000          1.33           1/14/2003         35,984
Services PLC

Kitty Hawk                         24,000          1.36           1/09/2003         23,994
Funding Corp.                      10,000          1.35           1/22/2003          9,993
                                   30,817          1.35           2/18/2003         30,763

Mont Blanc                          7,000          1.35           1/22/2003          6,995
Capital Corp.

Morgan Stanley                     22,000          1.393++        1/21/2003         22,000
Dean Witter & Co.                  90,000          1.393++        2/24/2003         90,000
                                   40,000          1.33++         5/15/2003         40,000
                                    9,000          1.393++        5/20/2003          9,000
                                   20,000          1.33++         5/22/2003         20,000

Newport Funding                    20,000          1.33           1/09/2003         19,995
Corp.                               5,000          1.35           1/21/2003          4,996

Old Line Funding                   22,737          1.34           1/03/2003         22,736
Corp.                              25,799          1.35           1/10/2003         25,791
                                   10,000          1.36           1/10/2003          9,997
                                   26,618          1.36           1/23/2003         26,597
                                   36,000          1.35           2/10/2003         35,949
                                   28,846          1.34           2/14/2003         28,800

PB Finance                         33,250          1.35           3/18/2003         33,157
(Delaware) Inc.

Park Avenue                        19,000          1.35           2/04/2003         18,976
Receivables Corp.                  35,000          1.34           2/05/2003         34,956

Preferred                          16,000          1.38           1/14/2003         15,993
Receivables                        14,750          1.35           1/17/2003         14,742
Funding Corp.

Rio Tinto America,
Inc.                               50,136          1.34           1/24/2003         50,095

Rio Tinto Commercial               12,000          1.34           1/24/2003         11,990
Paper Ltd.

Salomon, Smith                     44,000          1.57++         5/08/2003         44,000
Barney Holdings, Inc.




                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
Commercial Paper (concluded)

Sheffield                        $ 25,000          1.35 %         1/16/2003     $   24,987
Receivables
Corporation

Spintab AB                         45,000          1.76           1/23/2003         44,965
                                   32,000          1.34           3/13/2003         31,916

Tulip Funding                      35,000          1.35           1/29/2003         34,964
Corporation                        13,206          1.37           1/29/2003         13,193
                                   22,000          1.37           2/27/2003         21,955

Windmill Funding                   17,000          1.33           1/13/2003         16,993
Corp.                              15,000          1.33           1/16/2003         14,992

Total Commercial Paper
(Cost--$1,682,562)                                                               1,682,584


Corporate Notes--7.3%

American Honda                     12,500          1.798++        4/22/2003         12,497
Finance Corp.                      25,000          1.393++        9/04/2003         25,017
                                   12,500          1.74++        10/06/2003         12,499

Associates Corp. of                16,000          1.47++         6/26/2003         16,000
North America

BMW US Capital                     16,000          1.423++       12/10/2003         16,000
Corp.

Bank of New York                   25,000          1.848++       10/30/2003         24,977
Co., Inc.

General Electric                   86,000          1.419++        3/24/2003         86,006
Capital Corp.                       5,000          1.898++       10/22/2003          5,001
                                   50,000          1.45++         1/16/2004         50,000

Goldman Sachs                      16,000          2.025++        1/13/2004         16,000
Group, Inc.

Holmes Financing                   23,300          1.42++        10/15/2003         23,300
Number 6

Household                          30,000          1.52++         2/14/2003         30,000
Finance Corp.

Morgan Stanley                     20,000          1.52++         1/16/2004         20,000
Dean Witter & Co.

Northern Rock PLC                  22,000          1.42++        11/19/2003         21,993




Merrill Lynch Ready Assets Trust, December 31, 2002


SCHEDULE OF INVESTMENTS (continued)                                         (in Thousands)

                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
Corporate Notes (concluded)

Salomon Smith                    $ 12,000          1.665%++       8/11/2003     $   12,016
Barney Holdings,
Inc.

Wal-Mart Stores, Inc.              20,500          4.878          6/01/2003         20,771

Total Corporate Notes (Cost--$392,043)                                             392,077


Funding Agreements--3.6%

Jackson National                   80,000          1.519++        5/01/2003         80,000
Life Insurance Co.

Metropolitan                       20,000          1.509++        4/01/2003         20,000
Life Insurance
Company

Monumental                         20,000          1.584++       11/14/2003         20,000
Life Insurance
Company

New York Life                      30,000          1.478++        5/30/2003         30,000
Insurance                          20,000          1.518++       10/21/2003         20,000
Company

Pacific Life                       20,000          1.519++        1/31/2003         20,000
Insurance Co.

Total Funding Agreements
(Cost--$190,000)                                                                   190,000


Municipal Bonds--0.7%

California                         38,000          1.42++         6/20/2003         38,000
State, Revenue
Anticipation Note

Total Municipal Bonds
(Cost--$38,000)                                                                     38,000


U.S. Government, Agency & Instrumentality
Obligations--Discount--1.2%

Federal Farm                        4,000          2.17           1/30/2003          3,996
Credit Bank




                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
U.S. Government, Agency & Instrumentality
Obligations--Discount (concluded)

Federal National                 $ 35,000          2.18 %         2/07/2003     $   34,959
Mortgage Association               25,000          2.26           2/07/2003         24,970

Total U.S. Government, Agency & Instrumentality
Obligations--Discount (Cost--$63,860)                                               63,925


U.S. Government, Agency & Instrumentality
Obligations--Non-Discount--41.6%

Federal Farm                       21,000          1.319++        3/01/2004         20,993
Credit Bank                        90,000          1.319++        3/01/2004         89,979
                                   40,000          1.25++         3/16/2004         39,990
                                   44,000          1.29++         3/16/2004         43,979
                                   27,000          1.25++         4/15/2004         26,993
                                   45,000          1.25++         6/21/2004         45,035
                                   22,000          1.27++         8/06/2004         21,995
                                    9,000          2.70          10/07/2004          9,003
                                   23,000          1.27++        11/04/2004         23,000
                                   89,500          1.336++       12/15/2004         89,491
                                  110,000          1.28++        12/17/2004        110,000

Federal Home                       30,000          5.125          1/13/2003         30,033
Loan Banks                         25,000          1.30++         2/20/2003         25,005
                                   50,000          1.308++        3/06/2003         49,995
                                   60,000          1.22++         3/12/2003         59,993
                                   22,000          4.50           4/25/2003         22,221
                                   35,000          4.50           5/15/2003         35,411
                                   45,000          1.24++         6/17/2003         45,046
                                   15,000          4.50           7/07/2003         15,250
                                   65,000          1.666++        9/15/2003         65,061
                                    5,000          2.50          11/14/2003          5,052
                                   51,000          1.253++       12/04/2003         51,037
                                   14,665          3.375          5/14/2004         15,038
                                    9,000          2.35          11/22/2004          9,031

Federal Home                       15,000          4.75           3/15/2003         15,106
Loan Mortgage                      11,000          2.50           8/27/2004         11,075
Corporation                        11,000          3.25          11/15/2004         11,308
                                   11,000          2.23          11/19/2004         11,070



Merrill Lynch Ready Assets Trust, December 31, 2002


SCHEDULE OF INVESTMENTS (concluded)                                         (in Thousands)

                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (continued)

Federal National                 $ 50,000          1.28++%        2/03/2003     $   50,000
Mortgage                           20,000          2.25           2/07/2003         20,017
Association                         8,400          5.00           2/14/2003          8,434
                                   93,000          1.248++        2/19/2003         92,998
                                   46,000          4.625          5/15/2003         46,566
                                   90,000          1.291++        6/09/2003         89,980
                                   37,000          1.23++         6/16/2003         37,035
                                   24,000          1.527++        8/01/2003         24,006
                                   21,000          4.00           8/15/2003         21,354
                                   56,000          1.27++         9/19/2003         55,996
                                   85,500          4.75          11/14/2003         88,029
                                   50,000          1.258++       12/03/2003         50,032
                                  110,000          1.447++        1/14/2004        110,000
                                   34,000          1.668++        1/22/2004         34,001
                                   87,000          1.251++        2/13/2004         87,005
                                    7,500          5.125          2/13/2004          7,814
                                   16,000          3.75           5/12/2004         16,135
                                  110,000          1.285++        5/27/2004        109,930
                                   15,000          2.46           8/19/2004         15,109
                                   13,000          2.70           8/19/2004         13,024
                                    9,000          2.69           8/27/2004          9,048
                                    9,000          2.72           8/27/2004          9,020
                                    9,000          2.80           9/03/2004          9,022
                                   11,000          2.40          10/29/2004         11,038
                                    9,000          2.625         11/04/2004          9,104
                                   11,000          2.25          11/22/2004         11,041



                                   Face           Interest        Maturity
Issue                             Amount           Rate*            Date          Value
U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Student Loan                     $ 18,000          2.25 %         7/02/2003     $   18,090
Marketing                          50,000          1.357++        7/10/2003         50,000
Association                        50,000          1.417++        1/09/2004         50,000
                                   69,000          1.427++        2/12/2004         68,985

Total U.S. Government, Agency & Instrumentality
Obligations--Non-Discount (Cost--$2,216,311)                                     2,220,003



Repurchase Agreements**--5.7%

Face
Amount                              Issue
$100,000          Credit Suisse First Boston Corp.,
                  purchased on 12/31/2002 to yield
                  1.25% on 1/02/2003                                               100,000

67,000            J.P. Morgan Securities Inc.,
                  purchased on 12/31/2002 to yield
                  1.23% on 1/02/2003                                                67,000

134,756           UBS Warburg Corp. LLC, purchased
                  on 12/31/2002 to yield 1.25% on
                  1/02/2003                                                        134,756

Total Repurchase Agreements (Cost--$301,756)                                       301,756



Total Investments
(Cost--$5,327,541)--99.9%                                                        5,332,176
Other Assets Less Liabilities--0.1%                                                  4,033
                                                                                ----------
Net Assets--100.0%                                                              $5,336,209
                                                                                ==========


*Commercial Paper and certain U.S. Government, Agency &
Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; the interest rates shown are the rates in effect at December 31, 2002.
**Repurchase Agreements are fully collateralized by U.S. Government
& Agency Obligations.
++Variable rate notes.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, December 31, 2002


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of December 31, 2002
Assets:           Investments, at value (identified cost--$5,327,540,747*)                $ 5,332,176,259
                  Cash                                                                             39,929
                  Receivables:
                     Beneficial interest sold                           $    35,080,944
                     Interest                                                11,237,090        46,318,034
                                                                        ---------------
                  Prepaid registration fees and other assets                                      177,768
                                                                                          ---------------
                  Total assets                                                              5,378,711,990
                                                                                          ---------------

Liabilities:      Payables:
                     Beneficial interest redeemed                            37,958,131
                     Distributor                                              2,168,357
                     Investment adviser                                       1,700,653        41,827,141
                                                                        ---------------
                  Accrued expenses and other liabilities                                          675,450
                                                                                          ---------------
                  Total liabilities                                                            42,502,591
                                                                                          ---------------

Net Assets:       Net assets                                                              $ 5,336,209,399
                                                                                          ===============

Net Assets        Shares of beneficial interest, $.10 par value, unlimited
Consist of:       number of shares authorized                                             $   533,157,389
                  Paid-in capital in excess of par                                          4,798,416,498
                  Unrealized appreciation on investments--net                                   4,635,512
                                                                                          ---------------
                  Net Assets--Equivalent to $1.00 per share based
                  on 5,331,573,887 shares of beneficial interest outstanding              $ 5,336,209,399
                                                                                          ===============


*Cost for Federal income tax purposes. As of December 31, 2002, net unrealized appreciation for Federal income tax purposes amounted to $4,635,512, of which $4,701,878 related to appreciated securities and $66,366 related to depreciated securities.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, December 31, 2002


FINANCIAL INFORMATION (continued)

Statement of Operations

                                                                                       For the Year Ended
                                                                                        December 31, 2002
Investment        Interest and amortization of premium and discount earned                $   116,365,223
Income:

Expenses:         Investment advisory fees                              $    21,056,403
                  Distribution fees                                           6,790,592
                  Transfer agent fees                                         6,350,370
                  Accounting services                                           729,517
                  Printing and shareholder reports                              247,870
                  Registration fees                                             179,937
                  Custodian fees                                                151,921
                  Professional fees                                             146,292
                  Trustees' fees and expenses                                    97,440
                  Pricing services                                               12,064
                  Other                                                          71,640
                                                                        ---------------
                  Total expenses                                                               35,834,046
                                                                                          ---------------
                  Investment income--net                                                       80,531,177
                                                                                          ---------------

Realized &        Realized gain on investments--net                                               422,875
Unrealized        Change in unrealized appreciation on investments--net                       (3,590,466)
Gain (Loss)on                                                                             ---------------
Investments--     Total realized and unrealized loss on investments--net                      (3,167,591)
Net:                                                                                      ---------------
                  Net Increase in Net Assets Resulting from Operations                    $    77,363,586
                                                                                          ===============

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, December 31, 2002


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets


                                                                                For the Year Ended
                                                                                   December 31,
Increase (Decrease) in Net Assets:                                             2002              2001
Operations:       Investment income--net                                $    80,531,177   $   235,807,607
                  Realized gain on investments--net                             422,875         1,168,974
                  Change in unrealized appreciation on
                  investments--net                                          (3,590,466)         7,984,221
                                                                        ---------------   ---------------
                  Net increase in net assets resulting from operations       77,363,586       244,960,802
                                                                        ---------------   ---------------

Dividends &       Investment income--net                                   (80,531,177)     (235,807,607)
Distributions to  Realized gain on investments--net                           (422,875)       (1,168,974)
Shareholders:                                                           ---------------   ---------------
                  Net decrease in net assets resulting from
                  dividends and distributions to shareholders              (80,954,052)     (236,976,581)
                                                                        ---------------   ---------------

Beneficial        Net proceeds from sale of shares                        6,978,005,181     8,469,358,221
Interest          Value of shares issued to shareholders in
Transactions:     reinvestment of dividends and distributions                80,953,534       237,068,954
                                                                        ---------------   ---------------
                                                                          7,058,958,715     8,706,427,175
                  Cost of shares redeemed                               (7,723,113,919)   (8,556,236,305)
                                                                        ---------------   ---------------
                  Net increase (decrease) in net assets derived
                  from beneficial interest transactions                   (664,155,204)       150,190,870
                                                                        ---------------   ---------------

Net Assets:       Total increase (decrease) in net assets                 (667,745,670)       158,175,091
                  Beginning of year                                       6,003,955,069     5,845,779,978
                                                                        ---------------   ---------------
                  End of year                                           $ 5,336,209,399   $ 6,003,955,069
                                                                        ===============   ===============

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, December 31, 2002


FINANCIAL INFORMATION (concluded)

Financial Highlights

The following per share data and ratios
have been derived from information
provided in the financial statements.                                     For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                     2002         2001          2000         1999         1998
Per Share         Net asset value, beginning of year     $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
Operating                                                ----------   ----------   ----------   ----------    ----------
Performance:      Investment income--net                      .0139        .0381        .0582        .0464         .0497
                  Realized and unrealized gain
                  (loss) on investments--net                (.0005)        .0015        .0008      (.0007)         .0003
                                                         ----------   ----------   ----------   ----------    ----------
                  Total from investment operations            .0134        .0396        .0590        .0457         .0500
                                                         ----------   ----------   ----------   ----------    ----------
                  Less dividends and distributions:
                     Investment income--net                 (.0139)      (.0381)      (.0582)      (.0464)       (.0497)
                     Realized gain on investments--net      (.0001)      (.0002)           --         --++       (.0002)
                                                         ----------   ----------   ----------   ----------    ----------
                  Total dividends and distributions         (.0140)      (.0383)      (.0582)      (.0464)       (.0499)
                                                         ----------   ----------   ----------   ----------    ----------
                  Net asset value, end of year           $     1.00   $     1.00   $     1.00   $     1.00    $     1.00
                                                         ==========   ==========   ==========   ==========    ==========
                  Total investment return                     1.40%        3.81%        6.00%        4.74%         5.11%
                                                         ==========   ==========   ==========   ==========    ==========

Ratios to         Expenses                                     .62%         .63%         .63%         .64%          .65%
Average                                                  ==========   ==========   ==========   ==========    ==========
Net Assets:       Investment income and realized
                  gain on investments--net                    1.40%        3.82%        5.80%        4.64%         5.01%
                                                         ==========   ==========   ==========   ==========    ==========

Supplemental      Net assets, end of year
Data:             (in thousands)                         $5,336,209   $6,003,955   $5,845,780   $6,231,946    $7,173,713
                                                         ==========   ==========   ==========   ==========    ==========


++Amount is less than $.0001 per share.

See Notes to Financial Statements.



Merrill Lynch Ready Assets Trust, December 31, 2002


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:               Rate

Not exceeding $500 million                                  .500%
In excess of $500 million but not exceeding $1 billion      .400%
In excess of $1 billion but not exceeding $5 billion        .350%
In excess of $5 billion but not exceeding $10 billion       .325%
In excess of $10 billion but not exceeding $15 billion      .300%
In excess of $15 billion but not exceeding $20 billion      .275%
In excess of $20 billion                                    .250%




Merrill Lynch Ready Assets Trust, December 31, 2002


NOTES TO FINANCIAL STATEMENTS (concluded)


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of .125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

For the year ended December 31, 2002, the Trust reimbursed MLIM
$101,492 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of MLIM, FDS, MLPF&S, PSI, FAMD, and/or ML & Co.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Distributions to Shareholders:
The tax character of distributions paid during the fiscal years ended December 31, 2002 and December 31, 2001 was as follows:


                                      12/31/2002        12/31/2001

Distributions paid from:
   Ordinary income                  $ 80,954,052       $236,976,581
                                    ------------       ------------
Total taxable distributions         $ 80,954,052       $236,976,581
                                    ============       ============


As of December 31, 2002, there were no significant differences between the book and tax components of net assets.



Merrill Lynch Ready Assets Trust, December 31, 2002


INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 2002, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 2002, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 7, 2003



Merrill Lynch Ready Assets Trust, December 31, 2002


OFFICERS AND TRUSTEES

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                     Position(s)    Length                                                     Complex       ships
                         Held      of Time                                                   Overseen by    Held by
Name, Address & Age   with Trust    Served    Principal Occupation(s) During Past 5 Years      Trustee      Trustee
Interested Trustee

Terry K. Glenn*        President   1999 to    Chairman, Americas Region since 2001 and      117 Funds     None
P.O. Box 9011          and         present    Executive Vice President since 1983         162 Portfolios
Princeton,             Trustee     and        of Fund Asset Management ("FAM") and
NJ 08543-9011                      1985 to    Merrill Lynch Investment Managers L.P.
Age: 62                            present    ("MLIM"); President of Merrill Lynch
                                              Mutual Funds since 1999; President of
                                              FAM Distributors, Inc. ("FAMD") since
                                              1986 and Director thereof since 1991;
                                              Executive Vice President and Director
                                              of Princeton Services, Inc. ("Princeton
                                              Services") since 1993; President of
                                              Princeton Administrator, L.P. since 1988;
                                              Director of Financial Data Services, Inc.
                                              since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of each Fund based on his positions as Chairman (Americas Region) and Executive Vice President of FAM and MLIM; President of FAMD; Executive Vice President of
Princeton Services; and President of Princeton Administrators, L.P.
The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Trust President, Mr. Glenn serves at the pleasure of the Board of Trustees.





                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                     Position(s)    Length                                                     Complex       ships
                         Held      of Time                                                   Overseen by    Held by
Name, Address & Age   with Trust    Served    Principal Occupation(s) During Past 5 Years      Trustee      Trustee
Independent Trustees

Donald W. Burton       Trustee     2002 to    General Partner of The Burton Partnership,     23 Funds     ITC Delta-
P.O. Box 9095                      present    Limited Partnership since 1979; Managing         34         Com, Inc.;
Princeton,                                    General Partner of the South Atlantic         Portfolios    ITC Holding
NJ 08543-9095                                 Venture Fund II and III, Limited                            Company,
Age: 58                                       Partnerships and Chairman of South                          Inc.; Knology,
                                              Atlantic Private Equity Fund IV, Limited                    Inc.; Main-
                                              Partnership since 1983; Member of the                       Bancorp, N.A.;
                                              Investment Advisory Council of the                          PriCare, Inc.;
                                              Florida State Board of Administration                       Symbion, Inc.
                                              since 2001.


M. Colyer Crum         Trustee     1981 to    James R. Williston Professor of Investment     23 Funds     Cambridge
P.O. Box 9095                      present    Management Emeritus, Harvard Business             34        Bancorp
Princeton,                                    School since 1996.                            Portfolios
NJ 08543-9095
Age: 70


Laurie Simon Hodrick   Trustee     1999 to    Professor of Finance and Economics,            23 Funds     None
P.O. Box 9095                      present    Graduate School of Business, Columbia             34
Princeton,                                    University since 1998; Associate              Portfolios
NJ 08543-9095                                 Professor of Finance and Economics,
Age: 40                                       Graduate School of Business, Columbia
                                              University from 1996 to 1998.




Merrill Lynch Ready Assets Trust, December 31, 2002


OFFICERS AND TRUSTEES (concluded)

                                                                                              Number of
                                                                                              Portfolios     Other
                                                                                               in Fund     Director-
                     Position(s)    Length                                                     Complex       ships
                         Held      of Time                                                   Overseen by    Held by
Name, Address & Age   with Trust    Served    Principal Occupation(s) During Past 5 Years      Trustee      Trustee
Independent Trustees (concluded)

J. Thomas Touchton     Trustee     1977 to    Managing Partner of The Witt Touchton          23 Funds     TECO
P.O. Box 9095                      present    Company and its predecessor, The Witt Co.,       34         Energy,
Princeton,                                    since 1972; Trustee Emeritus of Washington    Portfolios    Inc.
NJ 08543-9095                                 and Lee University.
Age: 64


Fred G. Weiss          Trustee     1999 to    Managing Director of FGW Associates            23 Funds     Watson
P.O. Box 9095                      present    since 1997.                                       34        Pharmaceu-
Princeton,                                                                                  Portfolios    ticals, Inc.
NJ 08543-9095
Age: 61


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.




                     Position(s)    Length
                         Held      of Time
Name, Address & Age   with Trust    Served    Principal Occupation(s) During Past 5 Years
Fund Officers

Donald C. Burke        Vice        1993 to    First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011          President   present    since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,             and         and        since 1999; Vice President of FAMD since 1999; Director of MLIM
NJ 08543-9011          Treasurer   1999 to    Taxation since 1990.
Age: 42                            present


Kevin J. McKenna       Senior      1997 to    Managing Director of MLIM and Head of MLIM Americas Fixed Income
P.O. Box 9011          Vice        present    since 2000; First Vice President of MLIM from 1997 to 2000.
Princeton,             President
NJ 08543-9011
Age: 45


Donaldo S. Benito      Vice        1998 to    Vice President of MLIM since 1985.
P.O. Box 9011          President   present
Princeton,
NJ 08543-9011
Age: 57


Phillip S. Gillespie   Secretary   2000 to    First Vice President (Legal Advisory) of MLIM since 2001; Director of MLIM
P.O. Box 9011                      present    from 2000 to 2001 and Vice President from 1999 to 2000; Attorney associated
Princeton,                                    with MLIM since 1998.
NJ 08543-9011
Age: 38


*Officers of the Trust serve at the pleasure of the Board of Trustees.


Further information about the Trust's Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
The Bank of New York
15 Broad Street, 12th Floor
New York, NY 10286


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863


Effective January 1, 2003, J. Thomas Touchton, Trustee of Merrill
Lynch Ready Assets Trust, retired. The Fund's Board of Trustees wishes Mr. Touchton well in his retirement.


</ITEM 1>